Supplemental Disclosures to Consolidated Statements of Cash Flows (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Supplemental Disclosures to Consolidated Statements of Cash Flows [Abstract]
Schedule of Supplemental Cash Flow Information and Schedules of Non-Cash Investing and Financing Activities

Supplemental cash flow information and schedules of non-cash investing and financing activities for the periods indicated were as follows:

	Three Months Ended March 31,
	Successor 2025	Predecessor 2024
Supplemental disclosure of cash flow information
Interest paid	$14,332	$15,005
Income taxes paid	$6,172	$4,454
Supplemental disclosure of non-cash operating, investing, and financing activities:
Purchase of property and equipment accrued and not yet paid	$3,461	$3,038
Increase in lease assets in exchange for lease liabilities:
Operating leases	$2,450	$2,455
Finance leases	$3,461	$1,611

Supplemental cash flow information and schedules of non-cash investing and financing activities (in thousands):

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Supplemental disclosure of cash flow information
Interest paid	$36,984	$32,332	$60,355	$35,910
Income taxes paid	12,334	14,579	29,761	17,403
Supplemental disclosure of non-cash operating, investing, and financing activities:
Equity consideration issued in conjunction with Acuren Acquisition	4,000	—	—	—
Settlement of derivative liability	967	—	—	—
Purchase of property and equipment accrued and not yet paid	1,606	2,434	2,147	1,331